Stock-Based Compensation - Fair Value of Stock Options Granted and Compensation Expenses (Detail) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.60%	1.32%	2.23%
Expected dividend yield	2.00%	2.00%	2.00%
Expected volatility	29.00%	34.00%	43.00%
Expected time until exercise	4 years 6 months	4 years 6 months	4 years 6 months
Weighted average fair value of options granted in year [Cdn$]	22.94	14.02	15.37